OTHER LONG-TERM LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
OTHER LONG-TERM LIABILITIES
Deposits from franchisees		¥ 249,552	¥ 215,424
Others		74,439	60,530
Total	$ 46,664	¥ 323,991	¥ 275,954